--------------------------------------------------------------------------------
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

State Street Navigator Securities Lending Prime Portfolio (the `Fund') is a special purpose money market fund. All of the Fund balances are derived from the collateral received from securities lending. The Fund's objectives are to provide liquidity and preserve capital while investing in high quality instruments and offering competitive returns.

Gross Domestic Product ("GDP") slowed to 2.4% during the third quarter of 2000, coming off of 5.2% growth during the first half of the year. Growth concerns began to rise in late October as cyclical indicators began a downward trend. Numerous factors imply slow GDP growth for the upcoming quarter, currently estimated at 2.5%, as many economists have lowered expectations significantly for the upcoming year. The latest round of economic data eased inflationary concerns of the Federal Open Market Committee ("FOMC") members as indicated by its change in bias at the December 19th meeting. Concerns have now shifted to the potential for a "hard landing." This concern was heightened by slowdowns in new home sales, retail sales, durable good orders and employment growth during the quarter. Consumer confidence, a strong predictor of consumer spending, declined during the fourth quarter as the "wealth effect" created by high equity valuations has been reversed. Ongoing weakness in the manufacturing sector has increased as inventories continue to rise, while sales dramatically decline. Due to increased concern regarding future economic health, both consumer and investment banking have tightened their lending practices. The tightening of lending practices raises the possibility of creating a credit crunch. In addition, the capital markets are facing borrowing difficulties as downgrades and defaults are increasing. We are anticipating the FOMC to begin to lower the Fed Funds target rate during the first half of 2001. The possibility of such action is reinforced by an inverted yield curve and soft economic data indicating a cooling of the economy.

The investment strategy throughout the year was to take advantage of any back up in interest rates by extending out to one year while maintaining liquidity. Although we looked for opportunities to extend, volatility in the NASDAQ caused substantial cash swings throughout the quarter and liquidity became a primary concern. Based on liquidity management needs, we purchased securities in one-to three-month maturity sectors relative to longer maturities. Expectations of easing monetary policy in the future created an inverted short-term yield curve, which spurred a significant yield pick up opportunity in the two-and three-month maturity sectors. The Fund's average maturity at the beginning of the third quarter stood at 66 days and ended the fourth quarter at 48 days.

We will continue to manage the Fund to meet our objectives of competitive returns, adequate liquidity, and a stable net asset value.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

   NAME OF ISSUER                                     INTEREST    MATURITY         PRINCIPAL         AMORTIZED
   AND TITLE OF ISSUE                                   RATE        DATE            AMOUNT             COST+
   ------------------                                   ----        ----            ------             -----
COMMERCIAL PAPER - 33.63%
ASSET BACKED SECURITIES DIVERSIFIED - 18.88%
   Amsterdam Funding Corp.                               6.630%   01/17/2001      $ 50,000,000  $     49,852,667
   Amsterdam Funding Corp.                               6.630%   01/18/2001        50,000,000        49,843,458
   Amsterdam Funding Corp.                               6.300%   03/21/2001       145,000,000       142,995,375
   Assets Securitization Cooperative Corp.               6.560%   01/18/2001        71,335,000        71,114,020
   Assets Securitization Cooperative Corp.               6.520%   02/08/2001       250,000,000       248,279,444
   Assets Securitization Cooperative Corp.               6.530%   02/23/2001       100,000,000        99,038,639
   Ciesco LP                                             6.520%   01/17/2001        50,000,000        49,855,111
   Ciesco LP                                             6.520%   01/19/2001       100,000,000        99,674,000
   Ciesco LP                                             6.550%   02/07/2001        75,000,000        74,495,104
   Corporate Asset Funding Corp.                         6.540%   01/19/2001       100,000,000        99,673,000
   Corporate Asset Funding Corp.                         6.550%   02/14/2001        70,000,000        69,439,611
   Delaware Funding Corp.                                6.570%   01/17/2001        39,313,000        39,198,206
   Delaware Funding Corp.                                6.560%   01/19/2001        54,000,000        53,822,880
   Delaware Funding Corp.                                6.480%   02/07/2001       100,000,000        99,334,000
   Delaware Funding Corp.                                6.500%   02/07/2001        59,582,000        59,183,959
   Delaware Funding Corp.                                6.400%   02/26/2001       170,810,000       169,109,492
   Edison Asset Securitization                           6.540%   01/19/2001       140,000,000       139,542,200
   Edison Asset Securitization                           6.565%   01/19/2001        50,000,000        49,835,875
   Edison Asset Securitization                           6.550%   01/24/2001        78,742,000        78,412,486
   Edison Asset Securitization                           6.530%   01/25/2001       150,000,000       149,347,000
   Edison Asset Securitization                           6.470%   02/01/2001       200,000,000       198,885,722
   Edison Asset Securitization                           6.490%   02/01/2001       125,000,000       124,301,424
   Edison Asset Securitization                           6.300%   03/22/2001       125,000,000       123,250,000
   Falcon Asset Securitization                           6.620%   01/23/2001        70,474,000        70,188,894
   Falcon Asset Securitization                           6.550%   01/29/2001        40,000,000        39,796,222
   Falcon Asset Securitization                           6.580%   02/01/2001        50,000,000        49,716,694
   Falcon Asset Securitization                           6.470%   02/15/2001        72,850,000        72,260,826
   Falcon Asset Securitization                           6.470%   02/22/2001        60,000,000        59,439,267
   Old Line Funding Corp.                                6.670%   01/05/2001        61,139,000        61,093,689
   Park Avenue Receivables Corp.                         6.630%   01/25/2001        50,000,000        49,779,000
   Park Avenue Receivables Corp.                         6.560%   01/26/2001        72,982,000        72,649,527
   Preferred Receivables Funding Corp.                   6.600%   01/09/2001        70,000,000        69,897,333
   Preferred Receivables Funding Corp.                   6.480%   02/07/2001        79,000,000        78,473,860
   Preferred Receivables Funding Corp.                   6.480%   02/12/2001        86,780,000        86,123,943
   Preferred Receivables Funding Corp.                   6.400%   03/06/2001        25,000,000        24,715,556
   Quincy Capital Corp.                                  6.530%   01/31/2001        96,910,000        96,382,648
   Receivables Capital Corp.                             6.550%   01/12/2001        57,552,000        57,436,816
   Receivables Capital Corp.                             6.560%   01/16/2001        59,188,000        59,026,220
   Receivables Capital Corp.                             6.550%   01/19/2001        55,000,000        54,819,875
   Receivables Capital Corp.                             6.530%   01/23/2001        86,077,000        85,733,505
   Windmill Funding Corp.                                6.630%   01/12/2001        75,000,000        74,848,062
   Windmill Funding Corp.                                6.550%   01/16/2001        50,000,000        49,863,542
   Windmill Funding Corp.                                6.480%   02/07/2001        79,000,000        78,473,860
                                                                                                ----------------
                                                                                                   3,629,203,012
                                                                                                ----------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

   NAME OF ISSUER                                     INTEREST    MATURITY         PRINCIPAL         AMORTIZED
   AND TITLE OF ISSUE                                   RATE        DATE            AMOUNT             COST+
   ------------------                                   ----        ----            ------             -----
COMMERCIAL PAPER - 33.63%(CONTINUED)
BANKS DOMESTIC - LARGE RETAIL - 1.03%
   Wells Fargo & Company                                 6.450%   02/16/2001      $ 50,000,000  $     49,587,917
   Wells Fargo & Company                                 6.410%   03/02/2001        50,000,000        49,465,833
   Wells Fargo & Company                                 6.500%   02/02/2001        50,000,000        49,711,111
   Wells Fargo & Company                                 6.450%   02/16/2001        50,000,000        49,587,917
                                                                                                ----------------
                                                                                                     198,352,778
                                                                                                ----------------

BANKS DOMESTIC - SPECIALIZED INSTITUTIONS - 1.16%
   Morgan J P & Co., Inc.                                6.500%   02/09/2001      125,000,000        124,119,792
   Morgan J P & Co., Inc.                                6.450%   03/08/2001      100,000,000         98,817,500
                                                                                                ----------------
                                                                                                     222,937,292
                                                                                                ----------------

BANKS DOMESTIC - UNIVERSAL - 0.52%
   Chase Manhattan Corp.                                 6.510%   01/31/2001       100,000,000        99,457,500
                                                                                                ----------------

BANKS FOREIGN - LARGE RETAIL - 3.41%
   Fortis Funding LLC                                    6.415%   05/07/2001        40,000,000        39,101,900
   Lloyds Bank Plc                                       6.410%   05/09/2001        50,000,000        48,860,444
   Nordbanken North America, Inc.                        6.520%   01/25/2001       100,000,000        99,565,333
   Nordbanken North America, Inc.                        6.415%   05/08/2001       100,000,000        97,736,931
   Nordbanken North America, Inc.                        6.535%   01/22/2001       130,000,000       129,504,429
   Swedbank, Inc.                                        6.470%   03/28/2001       145,000,000       142,758,864
   Toronto Dominion Bank                                 5.950%   06/04/2001       100,000,000        97,454,722
                                                                                                ----------------
                                                                                                     654,982,623
                                                                                                ----------------

BANKS FOREIGN - SPECIALIZED INSTITUTIONS - 2.10%
   Dexia CLF Finance Co.                                 6.520%   01/26/2001        75,000,000        74,660,417
   Dexia CLF Finance Co.                                 6.525%   01/29/2001       100,000,000        99,492,500
   Dexia CLF Finance Co.                                 6.520%   02/12/2001        83,000,000        82,368,646
   Dexia CLF Finance Co.                                 6.450%   03/08/2001       150,000,000       148,226,250
                                                                                                ----------------
                                                                                                     404,747,813
                                                                                                ----------------

BANKS FOREIGN - UNIVERSAL - 1.28%
   Den Danske Corp.                                      6.365%   03/12/2001       100,000,000        98,762,361
   Santander Finance                                     6.375%   03/13/2001       100,000,000        98,742,709
   Svenska Handelsbanken, Inc.                           6.425%   04/30/2001        50,000,000        48,938,090
                                                                                                ----------------
                                                                                                    246,443,160
                                                                                                ----------------

BEVERAGES - 0.25%
   Coca Cola Company                                     6.370%   03/14/2001        48,190,000        47,576,059
                                                                                                ----------------

CHEMICALS - 0.13%
   Du Pont E I De Nemours & Company                      6.410%   03/08/2001        25,000,000        24,706,208
                                                                                                ----------------

CONSUMER NON-CYCLICAL OTHER - 0.60%
   Unilever NV (a)                                       6.707%   09/07/2001       116,000,000       116,000,000
                                                                                                ----------------


   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

   NAME OF ISSUER                                     INTEREST    MATURITY         PRINCIPAL         AMORTIZED
   AND TITLE OF ISSUE                                   RATE        DATE            AMOUNT             COST+
   ------------------                                   ----        ----            ------             -----
COMMERCIAL PAPER - 33.63%(CONTINUED)
FINANCE NON-CAPTIVE DIVERSIFIED - 3.18%
   Associates Corp. NA                                   6.500%   02/21/2001      $ 50,000,000  $     49,539,583
   Associates Corp. NA                                   6.500%   02/23/2001       200,000,000       198,086,111
   General Electric Capital Corp.                        6.520%   02/28/2001        90,000,000        89,054,600
   General Electric Capital Corp.                        6.460%   03/19/2001       100,000,000        98,619,194
   General Electric Capital Corp.                        6.340%   04/06/2001       180,000,000       176,988,500
                                                                                                ----------------
                                                                                                     612,287,988
                                                                                                ----------------
RETAILERS - 0.73%
   Wal-Mart Stores, Inc. (a)                             6.547%   12/27/2001       140,000,000       139,932,577
                                                                                                ----------------

SOVEREIGNS & PROVINCIALS - 0.36%
   KFW International Finance, Inc.                       6.430%   03/12/2001        70,000,000        69,124,806
                                                                                                ----------------

TOTAL COMMERCIAL PAPER                                                                             6,465,751,816
                                                                                                ----------------
CERTIFICATES OF DEPOSIT - 26.64%
BANKS DOMESTIC - LARGE RETAIL - 1.43%
   Firstar Bank Milwaukee                                6.625%   01/19/2001       125,000,000       125,000,000
   US Bank, NA                                           6.090%   06/26/2001       150,000,000       150,000,000
                                                                                                ----------------
                                                                                                     275,000,000
                                                                                                ----------------
BANKS DOMESTIC - REGIONAL - 1.13%
   First Tennessee Bank NA                               6.750%   02/26/2001        97,000,000        96,991,536
   Old Kent Bank & Trust Company (a)                     6.640%   11/23/2001       120,000,000       120,000,000
                                                                                                ----------------
                                                                                                     216,991,536
                                                                                                ----------------
BANKS DOMESTIC - UNIVERSAL - 1.04%
   Chase Manhattan Corp.                                 6.610%   02/16/2001        50,000,000        50,000,000
   Chase Manhattan Corp.                                 6.640%   02/16/2001       150,000,000       150,000,000
                                                                                                ----------------
                                                                                                     200,000,000
                                                                                                ----------------
BANKS FOREIGN - LARGE RETAIL - 10.18%
   Abbey National Treasury Services                      6.620%   05/09/2001        75,000,000        75,000,000
   Abbey National Treasury Services                      7.260%   05/09/2001        75,000,000        75,000,000
   Abbey National Treasury Services                      7.330%   05/16/2001        75,000,000        75,000,000
   Abbey National Treasury Services                      7.420%   05/21/2001       125,000,000       125,000,000
   Australia & New Zealand Banking                       6.650%   03/27/2001        50,000,000        50,000,000
   Australia & New Zealand Banking                       7.177%   05/08/2001        65,000,000        64,994,124
   Bank of Nova Scotia                                   6.550%   01/16/2001        50,000,000        49,999,024
   Bank of Nova Scotia                                   6.550%   01/24/2001        40,000,000        39,998,803
   Bank of Nova Scotia (a)                               6.556%   02/28/2001       145,000,000       144,988,752
   Bank of Nova Scotia (a)                               6.731%   03/01/2001        80,000,000        79,993,636
   Bank of Nova Scotia                                   6.660%   03/30/2001       225,000,000       225,000,000
   Bank of Scotland (a)                                  6.560%   03/23/2001        50,000,000        49,994,575
   Bank of Scotland                                      7.340%   05/16/2001        50,000,000        50,000,000
   Bank of Scotland                                      6.980%   07/16/2001        40,000,000        39,994,919
   Bank of Scotland                                      6.680%   01/16/2001       125,000,000       125,000,000
   Bank of Scotland                                      6.680%   01/17/2001       100,000,000       100,000,931
   Bayerische Vereinsbank AG                             6.690%   01/10/2001       125,000,000       125,000,000
   Halifax Group Plc                                     6.500%   03/08/2001        50,000,000        50,000,000
   Lloyds Bank Plc                                       6.980%   07/16/2001       100,000,000        99,987,296

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

   NAME OF ISSUER                                     INTEREST    MATURITY         PRINCIPAL         AMORTIZED
   AND TITLE OF ISSUE                                   RATE        DATE            AMOUNT             COST+
   ------------------                                   ----        ----            ------             -----
CERTIFICATES OF DEPOSIT - 26.64%(CONTINUED)
   BANKS FOREIGN - LARGE RETAIL (CONTINUED)
   Rabobank Nederland N V                                6.630%   11/02/2001      $ 75,000,000  $     74,982,143
   Royal Bank Canada                                     6.550%   01/22/2001        36,000,000        35,999,016
   Royal Bank Canada (a)                                 6.615%   07/06/2001        95,000,000        94,973,374
   Toronto Dominion Bank                                 7.230%   05/15/2001        73,000,000        72,997,469
   WESTPAC Banking Corp.                                 6.710%   02/09/2001        33,000,000        32,998,160
                                                                                                ----------------
                                                                                                   1,956,902,222
                                                                                                ----------------
BANKS FOREIGN - SPECIALIZED INSTITUTIONS - 1.53%
   Dexia Bank New York                                   6.685%   01/10/2001       100,000,000       100,000,123
   Dexia Bank New York                                   6.660%   01/17/2001       125,000,000       125,000,273
   Woolwich Building Society                             6.645%   01/29/2001        70,000,000        70,000,268
                                                                                                ----------------
                                                                                                     295,000,664
                                                                                                ----------------
BANKS FOREIGN - UNIVERSAL - 11.33%
   Barclays Bank Plc (a)                                 6.570%   12/11/2001       300,000,000      $299,889,732
   Barclays Bank Plc                                     6.650%   01/18/2001       125,000,000       125,000,000
   Barclays Bank Plc                                     6.750%   02/21/2001        60,000,000        60,000,000
   Commerzbank AG                                        6.530%   01/25/2001       100,000,000        99,996,876
   Commerzbank AG                                        6.700%   02/20/2001       200,000,000       199,987,008
   Commerzbank AG (a)                                    6.608%   02/16/2001       250,000,000       249,984,619
   Deutsche Bank AG                                      6.550%   01/16/2001       100,000,000        99,998,048
   Deutsche Bank AG (a)                                  6.590%   09/24/2001        73,000,000        72,974,286
   Deutsche Bank AG                                      6.750%   02/22/2001       150,000,000       149,989,867
   Deutsche Bank AG                                      6.890%   08/20/2001       150,000,000       149,973,028
   ING Bank NV                                           6.650%   03/21/2001       135,000,000       135,000,000
   National Westminster Bank                             6.855%   08/31/2001        75,000,000        74,985,862
   Svenska Handelsbanken, Inc.                           6.710%   03/15/2001        75,000,000        74,994,306
   Svenska Handelsbanken, Inc.                           6.930%   05/02/2001        25,000,000        24,998,430
   Svenska Handelsbanken, Inc.                           7.000%   05/02/2001        25,000,000        24,998,431
   Svenska Handelsbanken, Inc.                           7.075%   07/23/2001        85,000,000        84,988,826
   UBS AG                                                6.500%   01/08/2001       150,000,000       149,998,633
   UBS AG                                                6.980%   07/16/2001       100,000,000        99,987,296
                                                                                                ----------------
                                                                                                   2,177,745,248
                                                                                                ----------------

TOTAL CERTIFICATES OF DEPOSIT                                                                      5,121,639,670
                                                                                                ----------------
CORPORATE OBLIGATIONS - 6.49%
AUTOMOTIVE - 2.81%
   BMW US Capital Corp. (a) (b)                          6.675%   06/04/2001       145,000,000       145,000,000
   Daimlerchrysler NA (a)                                6.793%   11/08/2001       280,000,000       280,000,000
   Daimlerchrysler NA (a)                                6.620%   03/12/2001        35,000,000        35,007,126
   Daimlerchrysler NA                                    6.680%   02/07/2001        46,000,000        45,996,903
   Daimlerchrysler NA (a)                                6.623%   02/22/2001        35,000,000        34,996,460
                                                                                                ----------------
                                                                                                     541,000,489
                                                                                                ----------------
BANKS DOMESTIC - LARGE RETAIL - 1.04%
   Wells Fargo & Company (a)                             6.761%   07/24/2001       200,000,000       199,957,961
                                                                                                ----------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

   NAME OF ISSUER                                     INTEREST     MATURITY        PRINCIPAL         AMORTIZED
   AND TITLE OF ISSUE                                   RATE         DATE           AMOUNT             COST+
   ------------------                                   ----         ----           ------             -----
  CORPORATE OBLIGATIONS - 6.49% (CONTINUED)
BANKS DOMESTIC - UNIVERSAL - 1.14%
   Chase Manhattan Corp. (a)                             6.758%   04/30/2001      $ 25,000,000  $     25,001,491
   Citigroup Inc. (a)                                    6.763%   04/04/2001       195,000,000       195,000,000
                                                                                                ----------------
                                                                                                     220,001,491
                                                                                                ----------------
FINANCE CAPTIVE - 0.51%
   Ford Motor Credit Company (a)                         6.968%   07/16/2001        50,000,000        50,043,856

   Ford Motor Credit Company (a)                         6.816%   03/21/2001        48,000,000        48,034,599
                                                                                                ----------------
                                                                                                      98,078,455
                                                                                                ----------------
FINANCE NON-CAPTIVE DIVERSIFIED - 0.21%
   General Electric Capital Corp.                        7.380%   05/23/2001        40,000,000        40,000,000
                                                                                                ----------------

TELECOMMUNICATIONS - 0.78%
   BellSouth Telecommunications, Inc. (a)                6.560%   01/04/2002       150,000,000       150,000,000
                                                                                                ----------------

TOTAL CORPORATE OBLIGATIONS                                                                        1,249,038,396
                                                                                                ----------------

BANK NOTES - 8.89%
BANKS DOMESTIC - LARGE RETAIL - 3.22%
   Bank of America NA                                    6.740%   02/20/2001       100,000,000       100,000,000
   BankAmerica NA (a)                                    6.650%   06/06/2001        75,000,000        74,993,813
   BankAmerica NA                                        6.640%   03/30/2001        70,000,000        70,000,000
   BankAmerica NA                                        6.600%   03/30/2001       150,000,000       150,000,000
   BankAmerica NA                                        6.480%   05/10/2001       150,000,000       150,000,000
   US Bank, NA (a)                                       6.670%   05/24/2001        75,000,000        75,000,000
                                                                                                ----------------
                                                                                                     619,993,813
                                                                                                ----------------
BANKS DOMESTIC - REGIONAL - 3.46%
   Branch Bank & Trust Company (a)                       6.660%   12/04/2001        85,000,000        84,992,387
   Comerica Bank (a)                                     6.630%   10/17/2001        72,000,000        71,988,598
   Key Bank NA (a)                                       6.938%   07/16/2001        50,000,000        50,047,822
   Key Bank NA (a)                                       6.720%   07/27/2001        50,000,000        49,994,924
   Key Bank NA (a)                                       6.620%   12/05/2001        83,000,000        83,000,000
   National City Bank                                    6.550%   01/22/2001        60,000,000        59,998,361
   PNC Bank NA (a)                                       6.547%   02/26/2001        80,000,000        79,992,810
   PNC Bank NA (a)                                       6.567%   03/23/2001       125,000,000       124,986,410
   PNC Bank NA (a)                                       6.605%   05/25/2001        60,000,000        59,998,322
                                                                                                ----------------
                                                                                                     664,999,634
                                                                                                ----------------

BANKS FOREIGN - LARGE RETAIL - 2.21%
   Abbey National Treasury Services Plc                  6.720%   10/10/2001       125,000,000       124,981,670
   Abbey National Treasury Services Plc (a)              6.557%   10/25/2001       200,000,000       199,902,356
   Australia & New Zealand Banking (a)                   6.388%   06/01/2001        50,000,000        49,997,937
   WESTPAC Banking Corp.                                 6.830%   04/27/2001        50,000,000        49,996,987
                                                                                                ----------------
                                                                                                     424,878,950
                                                                                                ----------------

TOTAL BANK NOTES                                                                                  1,709,872,397
                                                                                                ----------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

   NAME OF ISSUER                                     INTEREST     MATURITY        PRINCIPAL         AMORTIZED
   AND TITLE OF ISSUE                                   RATE        DATE            AMOUNT            COST+
   ------------------                                   ----        ----            ------            -----
TIME DEPOSITS - 13.30%
BANKS DOMESTIC - REGIONAL - 8.88%
   Branch Bank & Trust Company                           3.500%   01/02/2001      $ 67,010,000  $     67,010,000
   Branch Bank & Trust Company                           5.500%   01/02/2001       100,000,000       100,000,000
   Fifth Third Bank                                      6.562%   01/02/2001       200,000,000       200,000,000
   Firstar Bank Milwaukee                                6.125%   01/02/2001       140,000,000       140,000,000
   Northern Trust Company                                5.250%   01/02/2001       200,000,000       200,000,000
   SunTrust Banks, Inc.                                  6.500%   01/02/2001       600,000,000       600,000,000
   Wells Fargo Bank                                      6.375%   01/02/2001       400,000,000       400,000,000
                                                                                                ----------------
                                                                                                   1,707,010,000
                                                                                                ----------------
BANKS DOMESTIC - UNIVERSAL - 1.56%
   Chase Manhattan Corp.                                 6.500%   01/02/2001       300,000,000       300,000,000
                                                                                                ----------------

BANKS FOREIGN - UNIVERSAL - 2.86%
   ABN-AMRO Bank                                         5.500%   01/02/2001       100,000,000       100,000,000
   Den Danske Corp.                                      6.750%   01/02/2001       250,000,000       250,000,000
   UBS AG                                                5.625%   01/02/2001       200,000,000       200,000,000
                                                                                                ----------------
                                                                                                     550,000,000
                                                                                                ----------------

TOTAL TIME DEPOSITS                                                                                2,557,010,000
                                                                                                ----------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.18%
   Federal Home Loan Bank (a)                            6.581%   10/12/2001        75,000,000        74,960,172
   Federal Home Loan Mortgage                            6.435%   01/18/2001        50,000,000        49,848,063
   Federal National Mortgage Association                 6.130%   03/29/2001       175,000,000       172,407,521
   Federal National Mortgage Association                 5.850%   06/28/2001       125,000,000       121,384,376
                                                                                                ----------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                         418,600,132
                                                                                                ----------------

REPURCHASE AGREEMENTS - 8.04%
   Deutsche Bank, 6.450% due 01/02/2001,
      (collateralized by various U.S.
      Government Obligations, 5.125% - 10.000%,
      due 01/04/2001 - 12/01/2030)                        6.45%   01/02/2001       745,000,000       745,000,000
   Deutsche Bank, 6.460% due 01/02/2001,
      (collateralized by various U.S.
      Government Obligations, 5.125% - 10.000%,
      due 01/04/2001 - 12/01/2030)                        6.46%   01/02/2001       800,000,000       800,000,000
                                                                                                ----------------
TOTAL REPURCHASE AGREEMENTS                                                                        1,545,000,000
                                                                                                ----------------

TOTAL INVESTMENTS-- 99.17%                                                                        19,066,912,411
OTHER ASSETS LESS LIABILITIES-- 0.83%                                                                159,603,035
                                                                                                ----------------
NET ASSETS-- 100.00%                                                                            $ 19,226,515,446
                                                                                                ================

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2000.
(b) Pursuant to Rule 144A of the Securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, this security amounted to $145,000,000 or 0.75% of the Fund's net assets.
     + See note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at amortized cost................... $ 19,066,912,411
Cash ..........................................................              654
Interest receivable............................................      170,415,588
Prepaid insurance..............................................           21,855
Deferred organization expense..................................           14,274
                                                                ----------------
     Total Assets..............................................   19,237,364,782
                                                                ----------------

LIABILITIES:
Dividend payable...............................................       10,365,563
Advisory fee payable...........................................          260,087
Administration fee payable.....................................           85,177
Custodian fee payable..........................................           57,339
Transfer agent fee payable.....................................           29,688
Other accrued expenses and liabilities.........................           51,482
                                                                ----------------
     Total Liabilities.........................................       10,849,336
                                                                ----------------

NET ASSETS..................................................... $ 19,226,515,446
                                                                ================

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     19,226,606,551 shares issued and outstanding.............. $     19,226,607
Capital paid in excess of par..................................   19,207,379,944
Accumulated net realized loss on investments...................          (91,105)
                                                                ----------------
Net Assets..................................................... $ 19,226,515,446
                                                                ================

Net asset value, offering, and redemption price per share...... $           1.00
                                                                ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..............................................................................      $  1,144,841,457
                                                                                            ----------------

EXPENSES:
Advisory fee..........................................................................             3,100,694
Administration fee....................................................................             1,072,829
Custodian fee.........................................................................               378,625
Transfer agent fee....................................................................               165,125
Insurance expense.....................................................................               101,657
Trustees fees.........................................................................                80,744
Amortization of organization expenses.................................................                39,268
Audit fee.............................................................................                21,350
Legal fee.............................................................................                18,618
Miscellaneous expense.................................................................                 5,175
                                                                                            ----------------
     Total expenses...................................................................             4,984,085
                                                                                            ----------------

Net investment income.................................................................         1,139,857,372
                                                                                            ----------------

NET REALIZED LOSS ON INVESTMENTS
Net realized loss on investments......................................................                (91,231)
                                                                                            ----------------

Net increase in net assets resulting from operations..................................      $  1,139,766,141
                                                                                            ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            YEAR ENDED          YEAR ENDED
                                                                        DECEMBER 31, 2000   DECEMBER 31, 1999
                                                                       ------------------   -----------------
FROM OPERATIONS:
Net investment income...............................................   $    1,139,857,372   $     517,613,478
Net realized loss on investments....................................              (91,231)                  -
                                                                       ------------------   -----------------

Net increase in net assets resulting from operations................        1,139,766,141         517,613,478
                                                                       ------------------   -----------------

DISTRIBUTIONS FROM:
Net investment income...............................................       (1,139,857,372)       (517,613,478)
                                                                       ------------------   -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold...........................................      148,630,630,526      79,518,731,855
Cost of redemptions.................................................     (141,573,916,575)    (74,141,126,449)
                                                                       ------------------   -----------------

Net increase in net assets from Fund share transactions.............        7,056,713,951       5,377,605,406
                                                                       ------------------   -----------------

Net increase in net assets..........................................        7,056,622,720       5,377,605,406

NET ASSETS:
Beginning of year...................................................       12,169,892,726       6,792,287,320
                                                                       ------------------   -----------------

End of year.........................................................   $   19,226,515,446   $  12,169,892,726
                                                                       ==================   =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                           FOR THE PERIOD
                                                                                                           MAY 15, 1996*
                                   YEAR ENDED         YEAR ENDED        YEAR ENDED         YEAR ENDED         THROUGH
                               DECEMBER 31, 2000   DECEMBER 31, 1999  DECEMBER 31,1998  DECEMBER 31, 1997  DECEMBER 31, 1996
                               -----------------   -----------------  ----------------  -----------------  -----------------
PER SHARE OPERATING
    PERFORMANCE:
Net asset value, beginning
   of period.................      $    1.0000        $    1.0000        $  1.0000        $   1.0000         $    1.0000
                                   -----------        -----------        ---------        ----------         -----------
    Net investment income....           0.0641             0.0519           0.0556            0.0560              0.0342
    Distributions from net
       investment income.....          (0.0641)           (0.0519)         (0.0556)          (0.0560)            (0.0342)
                                   -----------        -----------        ---------        ----------         -----------
Net increase from
    investment operations....           0.0000             0.0000           0.0000            0.0000              0.0000
                                   -----------        -----------        ---------        ----------         -----------

Net asset value,
    end of period............      $    1.0000        $    1.0000        $  1.0000        $   1.0000         $    1.0000
                                   ===========        ===========        =========        ==========         ===========

TOTAL INVESTMENT
     RETURN (a)..............            6.60%              5.32%            5.70%             5.75%               3.47%

RATIOS AND SUPPLEMENTAL
     DATA:
Ratio of expenses to average
    net assets...............            0.03%              0.03%            0.03%             0.04%               0.06%(b)(c)
Ratio of net investment income
    to average net assets....            6.43%              5.22%            5.56%             5.62%               5.47%(b)(c)
Net assets, end of period
    (in millions)............          $19,227            $12,170           $6,792            $5,591              $2,878

 *   Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.
(b)  Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

1.   ORGANIZATION AND FUND DESCRIPTION
State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street Global Advisors, a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains and excise tax on income and capital gains.

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Adviser, Administrator, Custodian and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.   TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.   BENEFICIAL INTEREST
At December 31, 2000, there were three shareholders who owned over 5% of the Fund's outstanding shares, amounting to 21.5% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of State Street Navigator Securities Lending Trust and the Shareholders of State Street Navigator Securities Lending Prime Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2001

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Goodwin, Proctor & Hoar LLP
Exchange Place
Boston, MA 02109


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110